Equity based compensation - Awards Outstanding (Details) - Vermilion incentive plan [Member] - EquityInstruments EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Equity Based Compensation [Line Items]
Opening balance	2,268	1,931
Granted	5,120	1,193
Vested	(650)	(688)
Forfeited	(494)	(168)
Closing balance	6,244	2,268